Loans and Financial Liabilities (Details) - Schedule of Loans and Financial Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans and Finanial Liabilities [Abstract]
Bank loans	[1]		$ 17,407
Less current maturities of bank loans			4,444
Total Long term bank loans			$ 12,963

[1]	On November 15, 2021, the Company secured a $40,000 thousand credit facility from Bank Hapoalim, an Israeli bank. The credit facility comprised of the following: